Contract Liabilities - Additional Information (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2021
Contract liabilities [abstract]
Grant received	$ 0	$ 3,000,000
Conditions on government assistance	The grant funds are conditional upon the Group creating, filling and maintaining 290 jobs in the State of Tennessee. The grant becomes fully earned if 90% of the performance target is achieved by March 2026, and is repayable in full if a minimum of 50% of the performance target is not achieved by March 2026. The grant is proportionately repayable between 50% and 90% of the performance target being achieved. Accordingly, as of June 30, 2024, the full amount of the grant has been deferred and classed as a contract liability and will either be released to income (in full or proportionately) or repayable (in full or proportionately) depending on the performance target achieved by March 2026. Because the Company cannot reliably measure compliance of the conditions attached to the grant with reasonable assurance, income has not been recognized during the six-months ended June 30, 2024.